Share Based Compensation - Summary of Number of Shares and Synthetic Shares (Detail)	12 Months Ended
Dec. 31, 2023 shares
Executive members [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	13,700,000
Granted shares	6,500,000
Outstanding beginning	3,500,000
Forfeited during 2023	(100,000)
Increase/decrease due to performance condition 2023	(2,000,000)
Outstanding ending	5,100,000
Executive members [member] | LTV 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	4,100,000
Granted shares	3,700,000
Exercised during 2023	0
Increase/decrease due to performance condition 2023	(1,700,000)
Outstanding ending	2,000,000
Executive members [member] | LTV 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	2,000,000
Granted shares	700,000
Outstanding beginning	900,000
Outstanding ending	900,000
Executive members [member] | LTV 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	2,100,000
Granted shares	600,000
Outstanding beginning	900,000
Forfeited during 2023	(100,000)
Increase/decrease due to performance condition 2023	(300,000)
Outstanding ending	500,000
Executive members [member] | LTV 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	2,500,000
Granted shares	900,000
Outstanding beginning	900,000
Outstanding ending	900,000
Executive members [member] | LTV 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	3,000,000
Granted shares	600,000
Outstanding beginning	800,000
Outstanding ending	800,000
The President and CEO [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Granted shares	1,900,000
Outstanding beginning	1,600,000
Increase/decrease due to performance condition 2023	(500,000)
Outstanding ending	1,700,000
The President and CEO [member] | LTV 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Granted shares	600,000
Exercised during 2023	0
Increase/decrease due to performance condition 2023	(300,000)
Outstanding ending	300,000
The President and CEO [member] | LTV 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Granted shares	300,000
Outstanding beginning	400,000
Outstanding ending	400,000
The President and CEO [member] | LTV 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Granted shares	300,000
Outstanding beginning	500,000
Increase/decrease due to performance condition 2023	(200,000)
Outstanding ending	300,000
The President and CEO [member] | LTV 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Granted shares	400,000
Outstanding beginning	400,000
Outstanding ending	400,000
The President and CEO [member] | LTV 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Granted shares	300,000
Outstanding beginning	300,000
Outstanding ending	300,000
Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Synthetic shares	41,100,000
Key contributor plan [member] | Key Contributor Plan 2023 [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Synthetic shares	30,200,000
Key contributor plan [member] | Key contributor plan 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Synthetic shares	7,500,000
Key contributor plan [member] | Key Contributor Plan2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Synthetic shares	3,400,000
Synthetic shares [member] | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Synthetic shares	1,800,000
Synthetic shares [member] | Executive performance plan [member] | EPP 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Synthetic shares	1,100,000
Synthetic shares [member] | Executive performance plan [member] | EPP 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Synthetic shares	700,000